Convertible Loan Payable (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Jun. 13, 2018	Feb. 29, 2020	Jun. 30, 2019	Aug. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Warrants to purchase shares					37,844,404
Warrants exercise price					$ 0.18
Loss on loan extinguishment					$ (1,056,296)
Number of shares issued
Accretion expense					$ 359,267	734,589
Interest expense					$ 202,426	256,029
Convertible Loan Payable [Member]
Loan interest rate					16.00%
Convertible loan payable			$ 1,744,327		$ 1,600,000	1,744,327	$ 70,820
Loss on loan extinguishment					9,407	1,204,073
Accretion expense					146,266	734,589
Interest expense					179,726	198,219
Outstanding interest payable			201,507		$ 381,233	$ 201,507
Hummingbird Resources PLC [Member]
Warrants to purchase shares				116,714
Warrants term				2 years
Convertible loan payable				$ 2,000,000
Debt issuance costs				$ 45,824
Extended maturity date					Jul. 31, 2020	Jun. 30, 2020
Loss on loan extinguishment		$ 9,407	8,193			$ 1,195,880
Repayment of convertible debt		$ 300,000	$ 100,000
Number of shares issued		696,428	2,660,000
Hummingbird Resources PLC [Member] | CAD [Member]
Warrants exercise price				$ 4.50
Loan and Warrant Agreement [Member] | Hummingbird Resources PLC [Member]
Unsecured convertible loans payable	$ 1,500,000
Loan interest rate	10.00%
Maturity term	1 year
Warrants to purchase shares	229,464
Number of shares acquired	229,464
Warrants term	2 years
Event of default description	In the event that a notice of conversion would result in the lender holding 10% or more of the Company's issued and outstanding shares, then, in the alternative, and under certain circumstances, the Company would be required to pay cash to the lender in an amount equal C$8.50 multiplied by the number of shares intended to be issued upon conversion. Further, in the event that the lender holds more than 5% of the issued and outstanding shares of the Company subsequent to the exercise of any of its convertible securities held under this placement, it shall have the right to appoint one director to the board of the Company.
Loan and Warrant Agreement [Member] | Hummingbird Resources PLC [Member] | CAD [Member]
Warrants exercise price	$ 8.50
Amended and Restated Loan Agreement [Member] | Hummingbird Additional Amount [Member]
Number of shares acquired				116,714
Event of default description				In the event that Hummingbird would acquire common shares in excess of 9.999% through the conversion of the Principal Amount or Additional Amount, including interest accruing thereon, or on exercise of the warrants as disclosed herein, the Company shall pay to Hummingbird a cash amount equal to the common shares exercised in excess of 9.999%, multiplied by the conversion price.
Debt conversion original debt amount				$ 500,000
Amended and Restated Loan Agreement [Member] | CAD [Member] | Hummingbird Additional Amount [Member]
Warrants exercise price				$ 4.50
Conversion price per share				$ 4.50
Amended and Restated Loan Agreement [Member] | Hummingbird Resources PLC [Member]
Number of shares acquired				229,464
Debt conversion original debt amount				$ 1,500,000
Amended and Restated Loan Agreement [Member] | Hummingbird Resources PLC [Member] | CAD [Member]
Warrants exercise price				$ 8.50
Conversion price per share				$ 8.50